Income Taxes	12 Months Ended
Dec. 31, 2016
Income Taxes [Abstract]
Income Taxes

17. Income taxes

Our subsidiaries are subject to taxation in a number of tax jurisdictions, principally Ireland, the Netherlands and the United States of America.

The following table presents our provision for income taxes by tax jurisdiction for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
Deferred tax expense (benefit)
Ireland	$141,364	$151,623	$87,147
The Netherlands	(8,346)	(7,453)	1,339
United States of America	(41,163)	(65,341)	26,267
Other	14,124	22,130	(5,744)
	105,979	100,959	109,009

Deferred tax expense (benefit) related to an increase (decrease) in changes in valuation allowance of deferred tax assets
Ireland	1,562	—	—
The Netherlands	12,843	13,915	—
United States of America	54,056	10,074	—
Other	(13,100)	(13,922)	6,850
	55,361	10,067	6,850

Current tax expense (benefit)
Ireland	4,730	(99)	229
The Netherlands	1,164	37,512	5,290
United States of America	3,166	39,358	15,553
Other	3,096	2,008	442
	12,156	78,779	21,514
Provision for income taxes	$173,496	$189,805	$137,373

The following table provides a reconciliation of the statutory income tax expense to provision for income taxes for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31,
	2016		2015 (a)		2014 (a)
Income tax expense at statutory income tax rate of 12.5%	$150,050		$170,712		$114,612

Non-taxable items (permanent differences)	29,057	(b)	29,555	(c)	15,010	(d)
Foreign rate differential	(5,611)		(10,462)		7,751
	23,446		19,093		22,761
Provision for income taxes	$173,496		$189,805		$137,373

(a)

Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.

(b)

The 2016 non-taxable items included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States of America and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(c)

The 2015 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(d)

The 2014 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

The following tables present our foreign rate differential by tax jurisdiction for the years ended December 31, 2016,  2015 and 2014:

	Year Ended December 31, 2016
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,151,387	12.5%	0.0%	$—
The Netherlands	37,580	25.0%	12.5%	4,698
United States of America	44,238	36.3%	23.8%	10,529
Isle of Man	181,286	0.0%	(12.5)%	(22,661)
Other	18,989	22.1%	9.6%	1,823
	$1,433,480			$(5,611)
Non-taxable items (c)	(233,084)
Income from continuing operations before income tax	$1,200,396

	Year Ended December 31, 2015 (d)
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$1,212,190	12.5%	0.0%	$—
The Netherlands	175,897	25.0%	12.5%	21,987
United States of America	(43,825)	36.3%	23.8%	(10,430)
Isle of Man	181,118	0.0%	(12.5)%	(22,640)
Other	77,671	13.3%	0.8%	621
	$1,603,051			$(10,462)
Non-taxable items (e)	(237,352)
Income from continuing operations before income tax	$1,365,699

	Year Ended December 31, 2014 (d)
	Pre-tax income (loss)	Local statutory tax rate (a)	Variance to Irish statutory tax rate of 12.5%	Tax variance as a result of global activities (b)
Tax jurisdiction
Ireland	$694,605	12.5%	0.0%	$—
The Netherlands	26,081	25.0%	12.5%	3,260
United States of America	95,585	38.3%	25.8%	24,661
Isle of Man	167,689	0.0%	(12.5)%	(20,961)
Other	7,528	23.0%	10.5%	791
	$991,488			$7,751
Non-taxable items (f)	(74,590)
Income from continuing operations before income tax	$916,898

(a)

The local statutory income tax expense for our significant tax jurisdictions (Ireland, the Netherlands, the United States of America and Isle of Man) does not differ from the actual income tax expense.

(b)	The tax variance as a result of global activities is primarily caused by our operations in countries with a higher or lower statutory tax rate than the statutory tax rate in Ireland.
(c)

The 2016 non-taxable items included non-deductible share-based compensation in Ireland and in the Netherlands, non-deductible intercompany interest allocated to the United States of America and a valuation allowance taken in respect of U.S., Dutch and Irish tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(d)

Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.

(e)

The 2015 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands, non-deductible costs relating to the transfer of certain functions from the Netherlands to Ireland, and a valuation allowance taken in respect of U.S. and Dutch tax losses. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

(f)

The 2014 non-taxable items included the non-deductible intercompany interest allocated to the United States of America, non-deductible share-based compensation in the Netherlands and the non-deductible transaction costs from the ILFC Transaction. It also included the non-taxable income arising from aircraft with a higher tax basis in general.

The calculation of income for tax purposes differs significantly from book income. Deferred income tax is provided to reflect the impact of temporary differences between the amounts of assets and liabilities for financial reporting purposes and such amounts as measured under tax law in the various jurisdictions. Tax loss carry forwards and accelerated tax depreciation on flight equipment held for operating leases give rise to the most significant timing differences.

The following tables provide details regarding the principal components of our deferred income tax liabilities and assets by jurisdiction as of December 31, 2016 and 2015:

	As of December 31, 2016
	Ireland	The Netherlands	United States of America	Other	Total
Depreciation/Impairment	$(1,030,901)	$8,547	$(16,322)	$(63)	$(1,038,739)
Intangibles	(6,353)	—	(16,242)	—	(22,595)
Interest expense	—	—	(588)	—	(588)
Accrued maintenance liability	(6,028)	—	12,810	—	6,782
Obligations under capital leases and debt obligations	(3,151)	—	—	—	(3,151)
Investments	—	—	(12,641)	—	(12,641)
Deferred losses	—	—	66,119	—	66,119
Accrued expenses	—	—	13,942	—	13,942
Valuation allowance	(1,562)	(26,758)	(89,130)	(9,911)	(127,361)
Losses and credits forward	666,214	26,759	92,215	20,693	805,881
Other	(46,133)	(4,399)	5,539	(6,190)	(51,183)
Net deferred income tax (liabilities) assets	$(427,914)	$4,149	$55,702	$4,529	$(363,534)

	As of December 31, 2015
	Ireland	The Netherlands	United States of America	Other	Total
Depreciation/Impairment	$(876,219)	$11,580	$5,393	$963	$(858,283)
Intangibles	(10,071)	—	(18,763)	—	(28,834)
Interest expense	—	—	(5,435)	—	(5,435)
Accrued maintenance liability	(7,003)	—	11,880	—	4,877
Obligations under capital leases and debt obligations	(3,411)	—	—	—	(3,411)
Investments	—	—	(10,155)	—	(10,155)
Deferred losses	—	—	66,543	—	66,543
Accrued expenses	—	—	14,554	—	14,554
Valuation allowance	—	(13,915)	(35,074)	(23,011)	(72,000)
Losses and credits forward	630,302	13,915	32,342	39,282	715,841
Other	(20,647)	(2,936)	7,350	(11,651)	(27,884)
Net deferred income tax (liabilities) assets	$(287,049)	$8,644	$68,635	$5,583	$(204,187)

The net deferred income tax liabilities as of December 31, 2016 of $363.5 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $215.5 million and as deferred income tax liabilities of $579.0 million.

The net deferred income tax liabilities as of December 31, 2015 of $204.2 million were recognized in our Consolidated Balance Sheet as deferred income tax assets of $161.2 million and as deferred income tax liabilities of $365.4 million.

The following table presents the movements in the valuation allowance for deferred income tax assets during the years ended December 31, 2016 and 2015:

	Year Ended December 31,
	2016	2015
Valuation allowance at beginning of period	$72,000	$61,933
Increase of allowance to income tax provision	55,361	10,067
Valuation allowance at end of period	$127,361	$72,000

The valuation allowance as of December 31, 2016 of $127.4 million included $9.9 million related to losses and credit forwards in Australia, $89.1 million related to having insufficient sources of projected taxable income to fully realize the deferred tax asset in the United States of America, particularly in respect of our U.S. subsidiary AeroTurbine, $26.8 million related to loss carry forwards in the Netherlands and $1.6 million related to loss carry forwards in Ireland.

The valuation allowance as of December 31, 2015 of $72.0 million included $23.0 million related to losses and credit forwards in Australia, $35.1 million related to having insufficient sources of projected taxable income to fully realize the deferred tax asset in the United States of America, and $13.9 million related to loss carry forwards in the Netherlands.

As of December 31, 2016 and 2015, we had $29.8 million and $15.5 million, respectively, of unrecognized tax benefits. Substantially all of the unrecognized tax benefits as of December 31, 2016, if recognized, would affect our effective tax rate. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next 12 months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

Our primary tax jurisdictions are Ireland, the Netherlands and the United States of America. Our tax returns are open for examination in Ireland from 2012 forward, in the Netherlands from 2011 forward, and in the United States of America from 2014 forward. In the United States of America, the 2013 audit of the federal income tax return for AerCap, Inc. and its subsidiaries was closed without adjustment in early 2016. The 2014 federal income tax return of some of our U.S. resident subsidiaries was subject to audit, and we do not expect any material changes in the outcome of this audit.

Our policy is to recognize accrued interest on the underpayment of income taxes as a component of interest expense and penalties associated with tax liabilities as a component of provision for income taxes.

Ireland

Since 2006, the enacted Irish corporate income tax rate has been 12.5%. Some of our Irish tax-resident operating subsidiaries have significant losses carry forward as of December 31, 2016 which give rise to deferred income tax assets. The availability of these losses does not expire with time. In addition, the vast majority of all of our Irish tax-resident subsidiaries are entitled to accelerated aircraft depreciation for tax purposes and shelter net taxable income with the surrender of losses on a current year basis within the Irish tax group. Based on projected taxable profits in our Irish subsidiaries, we expect to recover the majority of the value of our Irish tax assets and have not recognized a valuation allowance against such assets, with the exception of $1.6 million, as of December 31, 2016.

The Netherlands

The majority of our Dutch subsidiaries are part of two Dutch fiscal unities and are included in consolidated tax filings.  Current tax expenses are limited with respect to the Dutch subsidiaries due to the existence of interest bearing intercompany liabilities. Deferred income tax is calculated using the Dutch corporate income tax rate (25.0%). Tax losses in the Netherlands can generally be carried back one year and carried forward nine years before expiry.

United States of America

Our U.S. subsidiaries are assessable to federal and state U.S. taxes. Since the ILFC Transaction, we no longer file one consolidated federal income tax return. We have two distinct groups of U.S. companies that file consolidated returns. The blended federal and state tax rate applicable to our combined U.S. group was 36.3% for the year ended December 31, 2016.  Due to a restructuring of activities in the U.S. AeroTurbine group, which started in late 2015, we do not expect to generate sufficient sources of taxable income to realize our deferred income tax asset in the U.S. Additionally, certain tax attributes are subject to an annual limitation as a result of the change in ownership in 2015 as defined under Internal Revenue Code Section 382. We had $234.7 million U.S. federal net operating losses as of December 31, 2016, which expire between 2026 and 2036.